Earnings Per Common Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share

The following table illustrates the computation of basic and diluted earnings per share (in thousands, except per share amounts):

	Three Months Ended	Six Months Ended
	June 30, 2026	June 30, 2026
Numerator - Basic
Net income (loss)	$14,858	$42,732
Noncontrolling interests’ share in earnings	(4,135)	(677)
Less: Participating securities’ share in earnings	(4)	(4)
Net (income) loss - pre-IPO	—	(39,888)
Net income (loss) applicable to common shares	$10,719	$2,163
Numerator - Dilutive
Net income (loss) applicable to common shares	$10,719	$2,163
Net income (loss) attributable to dilutive convertible units and other	4,119	649
Dilutive net income (loss) available to common shares	$14,838	$2,812
Denominator
Basic weighted average shares outstanding(1)	195,011	194,310
Dilutive potential common shares - OP Units(2)	76,022	75,918
Diluted weighted average common shares	271,033	270,228
Earnings per common share
Basic	$0.05	$0.01
Diluted	$0.05	$0.01
(1)	No publicly-listed shares were outstanding as of June 30, 2025.
(2)	For the three and six months ended June 30, 2026, represents the dilutive impact of 76 million outstanding OP Units.